Stock-Based Compensation (Details) (AUD)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Summary of stock options available for grant and outstanding options activity
Shares Available for Grant, Beginning balance	26,756,207	25,288,048
Outstanding Options, Number, Beginning balance	11,355,295	14,444,438
Outstanding Options, Weighted Average Exercise Price, Beginning balance	7.40	7.44
Exercised, Outstanding Options, Number	(1,682,841)	(530,984)
Exercised, Outstanding Options, Weighted Average Exercise Price	6.25	5.19
Forfeited, Outstanding Options, Number	(587,314)	(2,558,159)
Forfeited, Outstanding Options, Weighted Average Exercise Price	7.76	8.10
Forfeitures available for re-grant	587,314	1,468,159
Shares Available for Grant, Ending balance	27,343,521	26,756,207
Outstanding Options, Number, Ending balance	9,085,140	11,355,295
Outstanding Options, Weighted Average Exercise Price, Ending balance	7.59	7.40